Intangible Assets - Intangible Assets Net, Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 15,673
Ending balance	19,963	$ 15,673
Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	17,747	14,290
Additions	6,284	3,988
Disposals	(80)	(30)
Currency Translation Adjustment	(42)	(501)
Ending balance	23,909	17,747
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,074)	(1,008)
Additions	(1,780)	(1,092)
Disposals	7
Currency Translation Adjustment	(99)	26
Ending balance	(3,946)	(2,074)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,298
Ending balance	8,188	8,298
Goodwill | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,298	8,598
Additions	0	0
Disposals	0	0
Currency Translation Adjustment	(110)	(300)
Ending balance	8,188	8,298
Goodwill | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Additions	0	0
Disposals	0
Currency Translation Adjustment	0	0
Ending balance	0	0
Purchased software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,658
Ending balance	1,478	1,658
Purchased software | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,090	3,071
Additions	464	130
Disposals	0	0
Currency Translation Adjustment	(24)	(111)
Ending balance	3,530	3,090
Purchased software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,432)	(889)
Additions	(618)	(565)
Disposals	0
Currency Translation Adjustment	(2)	22
Ending balance	(2,052)	(1,432)
Capitalized internally developed software costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	5,717
Ending balance	10,297	5,717
Capitalized internally developed software costs | Gross Carrying Amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	6,359	2,621
Additions	5,820	3,858
Disposals	(80)	(30)
Currency Translation Adjustment	92	(90)
Ending balance	12,191	6,359
Capitalized internally developed software costs | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(642)	(119)
Additions	(1,162)	(527)
Disposals	7
Currency Translation Adjustment	(97)	4
Ending balance	$ (1,894)	$ (642)